Average Annual Total Returns - FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO - FidelityAdvisorFloatingRateHighIncomeFund-AMCIZPRO - Fidelity Advisor Floating Rate High Income Fund	Dec. 30, 2024
Fidelity Advisor Floating Rate High Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	9.02%
Past 5 years	4.59%
Past 10 years	3.42%
Fidelity Advisor Floating Rate High Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	5.51%
Past 5 years	2.54%
Past 10 years	1.57%
Fidelity Advisor Floating Rate High Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.23%
Past 5 years	2.61%
Past 10 years	1.77%
Fidelity Advisor Floating Rate High Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	10.38%
Past 5 years	4.41%
Past 10 years	3.08%
Fidelity Advisor Floating Rate High Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	9.04%
Past 5 years	4.58%
Past 10 years	3.38%
Fidelity Advisor Floating Rate High Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	12.40%
Past 5 years	5.44%
Past 10 years	3.96%
Fidelity Advisor Floating Rate High Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	12.49%
Past 5 years	5.54%
Since Inception	4.58%	[1]
LB091
Average Annual Return:
Past 1 year	6.17%
Past 5 years	1.44%
Past 10 years	2.08%
SP026
Average Annual Return:
Past 1 year	13.72%
Past 5 years	6.00%
Past 10 years	4.68%

[1]	A From October 2, 2018 .